Offerings - Offering: 1	Sep. 23, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value
Maximum Aggregate Offering Price	$ 154,637,013.98
Fee Rate	0.01531%
Amount of Registration Fee	$ 23,674.93
Offering Note	The amount in the "Amount Registered" column represents the estimated maximum number of common shares, no par value, of First Financial Bancorp. ("First Financial" and such shares, the "First Financial common shares") to be issued upon the completion of the transactions contemplated by the Agreement and Plan of Merger, dated as of August 11, 2025, by and among First Financial and BankFinancial Corporation. ("BankFinancial") (as may be amended, the "merger agreement" and such transactions contemplated thereby, the "merger") and is based upon the product of (x) the maximum number of shares of common stock, no par value per share ("BankFinancial common stock"), outstanding as of September 22, 2025 or issuable or that may be assumed or exchanged in connection with the merger, collectively equal to 12,460,678, multiplied by (y) the exchange ratio of 0.480 First Financial common shares for each share of BankFinancial common stock. Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act") and calculated in accordance with Rules 457(c) and 457(f)(1) promulgated thereunder. The aggregate offering price is (i) the average of the high and low prices ($12.31 and $12.51, respectively) of BankFinancial common stock as reported on the Nasdaq Stock Market LLC on September 22, 2025 ($12.41 multiplied by (ii) the estimated maximum number of shares of BankFinancial common stock to be converted in the merger (12,460,678). Calculated by multiplying the estimated aggregate offering price of securities to be registered by 0.00015310.